Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2023
Entity Registrant Name	BNY Mellon Investment Funds I
Entity Central Index Key	0000799295
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 31, 2023
Document Effective Date	Oct. 31, 2023
Prospectus Date	Feb. 01, 2023
BNY Mellon International Equity Fund | Class I
Prospectus:
Trading Symbol	SNIEX
BNY Mellon International Equity Fund | Class A
Prospectus:
Trading Symbol	NIEAX
BNY Mellon International Equity Fund | Class C
Prospectus:
Trading Symbol	NIECX
BNY Mellon International Equity Fund | Class Y
Prospectus:
Trading Symbol	NIEYX